Note 6 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017	2016
Current	$(17,000)	$174,000	$22,000
Deferred	1,653,000	(320,000)	157,000
Total provision (benefit) for income taxes	$1,636,000	$(146,000)	$179,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017	2016
Statutory tax rate	21.0%	34.0%	34.0%
State income taxes, net of U.S. federal tax benefit	6.1%	43.7%	(4.4%)
Return to accrual adjustment	(0.1%)	(9.8%)	1.5%
Tax credits	0.3%	8.2%	−
Charges without tax benefit	(3.2%)	(16.2%)	6.8%
Change in statutory rate	(7.7%)	‒	‒
Valuation allowance	(45.1%)	‒	−
Other exclusions	(0.1%)	(0.1%)	(0.1%)

Company’s effective tax rate	(28.8%)	59.8%	37.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$804,000	$208,000
Accounts receivable	40,000	58,000
Inventory	1,453,000	1,432,000
Intangibles	614,000	560,000
Accrued expenses	76,000	175,000
Stock options	66,000	246,000
Investment in equity method investee	162,000	174,000
Other	102,000	‒
	3,317,000	2,853,000

Deferred tax liabilities:
Financial basis in excess of tax basis of certain assets	726,000	1,156,000
Other	27,000	44,000

Less valuation allowance	2,564,000	‒

Net deferred tax asset	$–	$1,653,000

Summary of Operating Loss Carryforwards [Table Text Block]
	NOL carryforward	Year Expires
Year ended September 30, 2018	$2,120,000	No expiry
Year ended September 30, 2016	82,820	2036